Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss from continuing operations	$ (6,159,153)	$ (4,177,094)	$ (14,108,343)	$ (2,683,231)
Loss from discontinued operations				(904,322)
Net loss	(6,159,153)	(4,177,094)	(14,108,343)	(3,587,553)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	968,822	757,452	7,809,893	1,617,268
Warrant derivative liability	(1,368,679)	633,547	749,166	483,441
Stock issued for services	412,663	557,477	1,201,602
Derivative attached to preferred stock	140,300
Depreciation and amortization	1,861,522	505,118	1,209,769	89
Changes in operating assets and liabilities:
Accounts receivable	10,239	(170,934)	32,800
Inventory	156,821	(355,070)	(347,174)
Prepaid expenses and deposits	303,233	(472,805)	(355,989)	(41,039)
Construction in progress	(349,120)
Accrued dividends payable	341,679		54,155
Accounts payable and accrued expenses	82,399	(179,407)	(391,958)	173,738
Net Cash Used in Continuing Operating Activities	(3,599,274)	(2,901,716)	(4,146,079)	(1,354,056)
Net Cash Provided by (Used in) Discontinued Operating Activities				81,382
INVESTING ACTIVITIES
Acquisition of subsidiaries		(604,670)	(1,185,392)
Purchase of license		(100,000)	(100,000)
Purchase of property and equipment		(41,408)	(135,360)	(11,021)
Net Cash Used in Investing Activities		(746,078)	(1,420,752)	(11,021)
Net Cash Used in Discontinued Investing Activities				(24,418)
FINANCING ACTIVITIES
Proceeds from preferred stock	2,956,000	1,000,000	2,000,000
Proceeds from notes payable	1,208,551
Proceeds from related party loans	155,000	120,892	22,096
Repayment of notes payable	(48,934)	(1,585,341)	(1,629,231)
Repayment of notes payable - related party	(6,797)
Acquisition of subsidiary		1,800,978	1,800,978
Proceeds from common stock and warrants, net of offering costs in 2009				499,999
Net Cash Provided by Financing Activities	4,263,820	1,336,529	2,193,843	499,999
Net Cash Provided by (Used in) Discontinued Financing Activities				(50,642)
NET INCREASE (DECREASE) IN CASH	664,546	(2,311,265)	(3,372,988)	(858,756)
CASH AT BEGINNING OF PERIOD	527,108	3,900,096	3,900,096	4,758,852
CASH AT END OF PERIOD	1,191,654	1,588,831	527,108	3,900,096
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	53,597	48,969	49,324
Cash paid for Income taxes				12,781
NON CASH FINANCING ACTIVITIES:
Liability paid on behalf of the Company by a shareholder				8,467
Reclassification of warrant derivative liability to (from) additional paid-in capital				136,500
Preferred shares and warrants issued for debt	713,020
Common stock issued for contracts	486,651
Common stock issued for acquisition of subsidiary		10,127,860	7,537,817
Common stock issued - license		177,000	177,000
Common stock issued - debt	677,476
Common stock issued - preferred stock and dividends payable	$ 58,171